Condensed financial information of the parent company	12 Months Ended
Sep. 30, 2021
Condensed financial information of the parent company
Condensed financial information of the parent company

Note 23 – Condensed financial information of the parent company

Pursuant to the requirements of Rule 12-04(a), 5-04(c), and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements of the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances, or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of September 30, 2021 and 2020, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those separately disclosed in the consolidated financial statements, if any.

Note 23 – Condensed financial information of the parent company (Continued)

CN ENERGY GROUP. INC.

PARENT COMPANY BALANCE SHEETS

		As of
	As of September,	September 30,
	2021	2020
ASSETS
Non-current assets
Cash	$8,105	$—
Deferred offering costs	—	322,792
Investment in subsidiaries	65,012,468	23,646,021

Total assets	$65,020,573	$23,968,831

LIABILITIES AND SHAREHOLDERS’ EQUITY

CURRENT LIABILITIES
Due to related party	$1,959,971	$626,121
Accrued expenses and other current liabilities	381,650	224,650
Total current liabilities	2,341,621	850,771

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, no par value, unlimited number of ordinary shares authorized, 20,319,276 and 10,000,000 ordinary shares issued and outstanding at September 30, 2021 and 2020, respectively	52,980,825	14,005,621
Convertible preferred shares, no par value, an unlimited number of convertible preferred shares authorized, nil and 500,000 convertible preferred shares issued and outstanding at September 30, 2021 and 2020, respectively	—	1,800,000
Additional paid-in capital	8,865,199	7,890,199
Statutory reserves	315,808	129,497
Retained earnings	394,556	259,507
Accumulated other comprehensive income (loss)	122,564	(966,782)
Total shareholders’ equity	62,678,952	23,118,042

Total liabilities and shareholders’ equity	$65,020,573	$23,968,831

Note 23 – Condensed financial information of the parent company (Continued)

CN ENERGY GROUP. INC.

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the Years Ended September 30,
	2021	2020	2019

GENERAL AND ADMINISTRATIVE EXPENSES	$(438,020)	$(247,979)	$(280,000)
EQUITY IN EARNINGS OF SUBSIDIARIES	1,734,380	2,592,749	1,947,812
NET INCOME	1,296,360	2,344,770	1,667,812
Deemed dividend on conversion of Convertible Preferred Shares to Ordinary Shares	(975,000)	—	—
NET INCOME ATTRIBUTABLE TO SHAREHOLDERS	$321,360	$2,344,770	$1,667,812

NET INCOME	$1,296,360	$2,344,770	$1,667,812
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	1,089,346	977,659	(712,400)
COMPREHENSIVE INCOME	$2,385,706	$3,322,429	$955,412

Note 23 – Condensed financial information of the parent company (Continued)

CN ENERGY GROUP. INC.

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended September 30,
	2021	2020	2019

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$1,296,360	$2,344,770	$1,667,812
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries	(1,734,380)	(2,592,749)	(1,947,812)
Accrued expenses and other current liabilities	—	247,979	130,000
Net cash used in operating activities	(438,020)	—	(150,000)

CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in subsidiaries	(38,075,908)	—	—
Net cash used in investing activities	(38,075,908)	—	—

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the Initial Public Offering	23,000,000	—	—
Direct costs disbursed from Initial Public Offering proceeds	(2,377,450)	—	—
Proceeds from private placement	18,000,000	—	—
Direct costs disbursed from private placement proceeds	(960,000)	—	—
Proceeds from related party loans	859,483	—	150,000
Net cash provided by financing activities	38,522,033	—	150,000

CHANGES IN CASH	8,105	—	—

CASH, beginning of year	—	—	—

CASH, end of year	$8,105	$—	$—
SUPPLEMENTAL NON-CASH ACTIVITIES:
Accrued deferred offering costs	$385,193	$34,650	$155,000
Payment of professional fees funded by related party loans	$—	$351,121	$—
Deferred offering costs funded by a related party through related party loans	$102,153	$8,142	$125,000
Deemed dividend on conversion of Convertible Preferred Shares to Ordinary Shares	$975,000	$—	$—